CONVERTIBLE SENIOR NOTES	9 Months Ended
Sep. 30, 2015
CONVERTIBLE SENIOR NOTES [Abstract]
CONVERTIBLE SENIOR NOTES
CONVERTIBLE SENIOR NOTES

Issuance of convertible senior notes in 2013

On December 4, 2013, the Company issued convertible senior notes to Citigroup Global Markets Inc., J.P. Morgan Securities LLC and Credit Suisse Securities (USA) LLC (collectively, the “Initial Purchasers”), for an aggregate principal amount of US$350,000. Additionally, the Company granted the Initial Purchasers an overallotment option to purchase, exercisable within a 30-day period, up to an additional US$50,000 principal amount of convertible senior notes (the “Overallotment Option”) (collectively “the Notes One”). The overallotment option was exercised and closed on January 3, 2014.

The total net proceeds of the Note One, after deducting offering expenses, were US$390,455.

Issuance of convertible senior notes in 2015

On September 24, 2015, the Company issued 3,418,803 Class A ordinary shares to Safari Group Holdings Limited at a consideration of US$100,000 and US$100,000 convertible notes (the “Notes Two”, together with the Notes One, collectively referred to as “the Notes”) to Safari Group CB Holdings Limited at an annual interest rate of 1.50% due September 24, 2022. Safari Group Holdings Limited and Safari Group CB Holdings Limited are both beneficially owned by Carlyle Group (“Carlyle”) at 72% and Ateefa Limited, a company owned by Vincent Tianquan Mo, at 28%. A representative of Carlyle will hold a seat on the Company's board of directors so long as Carlyle continues to beneficially own at least 1% of the Company's total outstanding share capital calculated on a fully-diluted basis.

The total proceeds of the Class A ordinary shares and the Notes Two were US$200,000. Offering expenses were insignificant. The Company intends to use the total proceeds for general corporate purposes, including new products and services, working capital, capital expenditures, business expansion and potential acquisitions of businesses, technologies or products.

Terms relevant to the Notes One

The Notes One (i) mature on December 15, 2018, unless earlier repurchased, redeemed or converted; and (ii) bear cash interest from December 10, 2013 at an annual rate of 2.00% payable on June 15 and December 15 of each year, beginning on June 15, 2014. The Company will pay additional interest, at its election, as the sole remedy relating to the failure to comply with certain reporting obligations or the occurrence of certain events of default as defined in the indenture of the Notes One. Upon the payment of a cash dividend to the Company's Class A ordinary shares, the Company may, at its election, pay holders of the Notes One (the “Holders”) an additional cash payment equivalent to the fair value of any such cash dividend (based on the then current conversion rate of the Notes One) in lieu of an adjustment to the conversion rate of the Notes One which would otherwise be required pursuant to the terms of the indenture to the Notes One. These features that potentially trigger additional interest payments are collectively referred to as the “contingent interest features” hereinafter.

The Holders may convert their Notes One at any time prior to the close of business on the second business day immediately preceding the maturity date. The conversion rate for the Notes One was initially 49.2402 ADSs per US$1,000.00 principal amount of Notes One, which is equivalent to an initial conversion price of US$20.31 per ADS.

The Company may not redeem the Notes One prior to the maturity date, except in the event of certain changes to tax laws as defined in the indenture of the Notes One in which case the Company will have the option to redeem, in whole but not in part, the Notes One for a purchase price equal to 100% of the principal amount of the Notes One to be purchased plus any accrued and unpaid interest to the redemption date. The Holders have the right to require the Company to repurchase for cash all or part of their Notes One on December 15, 2016 and following a fundamental change as defined in the indenture of the Notes One, in each case, at a repurchase price equal to 100% of the principal amount of the Notes One to be repurchased plus accrued and unpaid interest to, but excluding, the repurchase date.

Terms relevant to the Notes Two

The Notes Two (i) mature on December 24, 2022, unless earlier repurchased or converted; and (ii) bear cash interest from September 24, 2015 at an annual rate of 1.50% payable on March 31 and September 30 of each year, beginning on March 31, 2016. The Company will pay the full outstanding principal and the accrued and unpaid interest as the sole remedy relating to the occurrence of certain events of default as defined in the indenture of the Notes Two.

Safari Group CB Holdings Limited may convert the Notes Two at any time prior to the close of business on the second business day immediately preceding the maturity date. The conversion rate for the Notes Two was initially 27.9086 Class A ordinary shares per US$1,000.00 principal amount of the Notes Two, which is equivalent to an initial conversion price of approximately US$35.83 per Class A ordinary shares.

The Company cannot redeem or pre-pay the Notes Two prior to the maturity date, and no sinking fund is provided for the Notes Two. Safari Group CB Holdings Limited has the right to require the Company to repurchase for cash all or part of their Notes only following a fundamental change as defined in the indenture of the Notes, in each case, at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased plus accrued and unpaid interest to, but excluding, the repurchase date.

Terms relevant to both the Notes One and the Notes Two

The Notes are senior unsecured obligations and rank (i) senior in right of payment to any of the Company's indebtedness that is expressly subordinated in right of payment to the Notes; (ii) equal in right of payment to any of the Company's unsecured indebtedness that is not so subordinated; (iii) effectively junior in right of payment to any of the Company's secured indebtedness to the extent of the value of the assets securing such indebtedness; and (iv) structurally junior to all indebtedness and other liabilities of the subsidiaries or consolidated controlled entities of the Company.

The conversion rate is subject to adjustment if certain events, such as distribution of stock dividends and grants of rights, options or warrants to shareholders, as described in the indenture of the Notes Two occur. In addition, following certain corporate events as defined in the indenture of the Notes Two that occur prior to the maturity date, the Company will increase the conversion rate for a holder who elects to convert its Notes Two in connection with such a corporate event (the “make-whole fundamental change provision”).

Accounting treatments

The Notes were recorded as long-term debt. The Company evaluated the embedded conversion features contained in the Notes in accordance with ASC 815-40-15 and ASC 815-40-25-7 to ASC 815-40-25-35 to determine if the conversion options require bifurcation.

The conversion option was not required to be bifurcated because the conversion options of the Notes One and the Notes Two are indexed to the Company's ADSs and Class A ordinary shares, respectively, and meet all additional conditions for equity classification. Since the conversion options were not required to be bifurcated, the Company then determined if there were any beneficial conversion features (“BCF”) in accordance with ASC 470-20. The Company assessed the embedded conversion option feature of the Notes and concluded that there is no BCF because the effective conversion price of the Notes One and the Notes Two exceeded the fair value of the Company's ADSs and Class A ordinary shares, respectively, at the commitment date. In connection with the make-whole fundamental change provision, the number of ADSs and Class A ordinary shares issuable upon conversion of the Notes One and the Notes Two, respectively, will be increased if the Holders decide to convert. As the fair value of the ADSs into which the Notes One is convertible plus the make-whole ADSs and the fair value of the Class A ordinary shares into which the Notes Two is convertible plus the make-whole Class A ordinary shares do not approximate the fair value at the settlement date, the make-whole features are not indexed to the Company's ADSs for the Note One and Class A ordinary shares for the Notes Two and are required to be bifurcated. The fair value of the make-whole features were insignificant for the nine months ended September 30, 2014 and 2015.

The Company evaluated the embedded contingent redemption features contained in the Notes in accordance with ASC 815. The contingent redemption features were not required to be bifurcated because they are considered to be clearly and closely related to the debt host, as the Notes were not issued at a substantial discount and are puttable at par.

The Company evaluated the contingent interest features contained in the Notes One in accordance with ASC 815 to determine if these features require bifurcation. Certain embedded contingent interest features are not considered to be clearly and closely related to the debt host and met the definition of a derivative. Accordingly, these embedded contingent interest features were bifurcated from the Notes One on the issuance date but their values were insignificant for the nine months ended September 30, 2014 and 2015. For the embedded contingent interest features not bifurcated from the Notes One, the Company determined whether the additional interest payments need to be accrued as a liability in accordance with ASC 450. Since the likelihood of occurrence of such default events is remote, the Company determined that a liability was not probable and no accrual was made as of December 31,2014 and September 30, 2015. The Company will continue to assess the accrual for these additional interest payment liabilities at each reporting date.

Total issuance costs of US$9,545 of the Notes One, which were capitalized in “other non-current assets” on the consolidated balance sheets, are amortized as interest expense using the effective interest rate method through the maturity date of the Notes at an effective interest rate of 2.84%. For the nine months ended September 30, 2014 and 2015, the Group recognized interest expense related to the Note One of US$8,275 and US$8,397, respectively, which comprised contractual interest obligations of US$6,000 and US$6,000 and issuance costs amortization of US$2,275 and US$2,397, respectively.